Loans receivable, net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans receivable, net
3. Loans receivable, net
Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Loans	5,124,376	2,736,894
Credit loss allowance for loans receivable	(316,124)	(382,012)

Loans receivable, net	4,808,252	2,354,882

As of December 31, 2020 and 2019, the entire loans receivable balance represents the outstanding loans made to the borrowers from consolidated trusts and loans held by subsidiaries of the Group. As part of the Group’s efforts to develop new product offerings for institutional funding partners, the Group has established a series of trusts administrated by third-party trust companies. These trusts make loans solely to borrowers referred the Group to provide returns to the trust beneficiaries. As such, the Group has power to direct the activities of the trusts. Also, the Group is either the sole beneficiary of certain trusts or has the obligation to absorb losses or the right to receive residual benefits from certain trusts that could potentially be significant to these trusts. As a result, the Group is considered the primary beneficiary of the trusts and their assets, liabilities, results of operations and cash flows are consolidated accordingly.
The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2018, 2019 and 2020.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beginning balance	47,670	74,381	316,124
Impact of adoption of ASC 326 (Note 2(b))	—	—	303,291
Provision for loans receivable	192,749	299,504	463,175
Current period write off	(166,038)	(57,761)	(700,578)

Ending balance	74,381	316,124	382,012

The Group evaluates expected credit losses of loans receivable by on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents loans receivables based on type of borrowers and delinquency as of December 31, 2019 and December 31, 2020:

	1-89 days past due	90-119 days p ast due	120-149 days p ast due	150-179 days p ast due	Total past due	Current	Total loans receivable
December 31, 2019
New borrowers	62,534	8,954	5,927	4,813	82,228	672,052	754,280
Repeat borrowers	220,820	42,821	39,394	35,221	338,256	4,031,840	4,370,096
Total	283,354	51,775	45,321	40,034	420,484	4,703,892	5,124,376

December 31, 2020
New borrowers	19,443	5,564	5,359	4,667	35,033	231,001	266,034
Repeat borrowers	101,880	28,994	27,251	27,449	185,574	2,285,286	2,470,860
Total	121,323	34,558	32,610	32,116	220,607	2,516,287	2,736,894
As the average tenor of loans facilitated on the Group’s platform are around 9 months, substantially all of the loans receivable balance as of December 31, 2020 are originated in 2020.
As of December 31, 2019 and 2020, loans receivable amounting to RMB137,130 and RMB99,284 were in non-accrual
status with no loans receivables accruing interest 90 days past due. Interest income for non-accrual
loans receivable is recognized on a cash basis. For the years ended December 31, 2018, 2019 and 2020, interest income earned from non-accrual
loans receivable were not material.
Beginning in 2020 , management performs a quarterly evaluation of the adequacy of credit loss allowance for loan receivables primarily based on expectations of lifetime credit losses based on historical default experience, known or inherit risks in the portfolio, current economic conditions and macroeconomic forecasts as well as other factors surrounding the credit risk of borrowers (Note 2(b)). When forecasting macroeconomic factors, management primarily considered gross domestic product, consumer price index and other pertinent factors such as money supply wherein M1 money supply was determined to be the most relevant to the Group’s business. The allowance is calculated at portfolio-level since the loan portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. Prior 2020, the allowance for loan losses is determined based on the Group’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors.
The following table sets forth the total assets, liabilities, results of operations and cash flows of the above trusts, which are included in the Group’s consolidated financial statements.

	As of December 31,
	2019	2020
	RMB	RMB
Restricted cash	799,646	482,285
Loans and other receivable	5,092,609	2,952,616

Total assets	5,892,255	3,434,901

Funds payable to investors of consolidated trusts	5,887,693	3,430,905
Taxes payable	4,562	3,996
Total liabilities	5,892,255	3,434,901

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenue	(164,082)	(243,795)	(287,955)
Net profit	—	—	—

Net cash used in operating activities	(18,008)	(78,339)	(56,986)
Net cash provided by (used in) investing activities	(1,624,784)	(1,290,842)	3,190,126
Net cash used in (provided by) financing activities	1,901,684	1,865,160	(3,450,501)
Net decrease (increase) in cash, cash equivalents and restricted cash	258,892	495,979	(317,361)
Cash, cash equivalents and restricted cash at beginning of year	44,775	303,667	799,646

Cash, cash equivalents and restricted cash at end of year	303,667	799,646	482,285

The following table sets forth the breakdown of funds payable to investors of consolidated trusts between the institutional funding partners and the Group as of December 31, 2019 and December 31, 2020:

	As of December 31,
	2019		2020
	Institutional funding partners	The Group	Institutional funding partners	The Group
Principal invested	3,529,785	1,316,130	1,571,005	642,918
Accrued interest/residual interest	130,698	911,080	90,836	1,126,146

Total	3,660,483	2,227,210	1,661,841	1,769,064